SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss				¥ 353,433	$ 49,781	¥ 376,069	¥ 621,025
Net cash used in operating activities				(447,244)	$ (62,993)	(23,152)	(688,837)
Working capital				188,268
Shareholder's deficit				(583,451)		(414,599)		$ (82,177)
Restricted cash	¥ 1,318,534			623,548		716,791	760,672	87,824	$ 100,958
Outstanding borrowings				338,075		178,990		47,617
Other current liabilities including accounts payable and accrued expenses				2,406,988
Redeemable non-controlling interests				870,825		1,056,939		$ 122,653
Net loss attributable to the redeemable non-controlling interests shareholders				41,753
Redeemable Noncontrolling Interest, Equity, Redemption Value				205,000
Reclassified from redeemable non-controlling interests				240,474
Redeemable non-controlling interests				870,825		¥ 1,056,939	¥ 1,000,849
Remaining non-controlling interest holders with redemption amount				526,435
Credit facility
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Maximum borrowing capacity				¥ 130,000,000
Debt Instrument, Term				1 year	1 year
December 31, 2024
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Net loss attributable to the redeemable non-controlling interests shareholders			¥ 49,862
Redeemable Noncontrolling Interest, Equity, Redemption Value			¥ 229,820
Carrying amount of 383,577
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests				¥ 383,577
Redeemable non-controlling interest, first installment, redemption percentage				10.00%	10.00%
Redeemable non-controlling interest, second installment, redemption percentage				20.00%	20.00%
Redeemable non-controlling interest, remaining percentage redeemable after redemptions				70.00%	70.00%
Duration for repayment of redeemable Non-Controlling Interest Redeemed				60 days	60 days
Carrying amount of 212,666
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Redeemable non-controlling interests				¥ 212,666
Redeemable non-controlling interest, first installment, redemption percentage				10.00%	10.00%
Redeemable non-controlling interest, remaining percentage redeemable after redemptions				90.00%	90.00%
Duration for repayment of redeemable Non-Controlling Interest Redeemed				60 days	60 days
1 Pharmacy Technology
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Annual interest rate {as a percentage)	6.00%	6.00%		0.06%	0.06%